SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies) - TopBuild Corp. 401(k) Plan	12 Months Ended
Dec. 31, 2025
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of Accounting.	Basis of Accounting. The accompanying financial statements are prepared on the accrual basis of accounting.
Use of Estimates and Assumptions in the Preparation of Financial Statements.

Use of Estimates and Assumptions in the Preparation of Financial Statements.  The preparation of our Plan financial statements in conformity with U.S. GAAP requires us to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of any contingent assets and liabilities, at the date of the financial statements, and the reported amounts of investment income, net and expenses during the reporting period.  Actual results may differ from these estimates and assumptions.

Risks and Uncertainties.

Risks and Uncertainties.  The Plan provides for various investment options.  Investment securities are exposed to various risks, including interest rate, market, and credit risks.  Due to the level of risk associated with certain investment securities and the level of uncertainty related to changes in the value of certain investment securities, it is reasonably possible that changes in risks in the near term could materially affect participants' account balances and the amounts reported in the Statements of Net Assets Available for Benefits and the Statement of Changes in Net Assets Available for Benefits.

Investment Valuation and Income Recognition.

Investment Valuation and Income Recognition.  Investments are stated at fair value using quoted market prices or daily net asset value (“NAV”) at December 31, 2025, and 2024.

Purchases and sales of investments are reflected on a trade date basis.  Interest income is recognized on the accrual basis of accounting.  Dividend income is recorded on the ex-dividend date and is allocated to participants’ accounts on the date of payment.

The Plan presents in the Statement of Changes in Net Assets Available for Benefits the net appreciation in the fair value of its investments, which consists of the realized gains or losses and the unrealized appreciation or depreciation of those investments.

Fair Value Measurement.

Fair Value Measurement.  The Plan follows fair value guidance provided in Accounting Statement Codification (“ASC”) 820 – Fair Value Measurement, which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. The fair value measurement standard defines fair value as the price that would be received to sell an asset, or paid to transfer a liability, in an orderly transaction between market participants at the measurement date (referred to as an “exit price”).  A fair value hierarchy is established that prioritizes the inputs to valuation techniques used to measure fair value.  The hierarchy gives the highest priority to unadjusted quoted market prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).  The three levels of the fair value hierarchy are:

Level 1: Quoted prices in active markets for identical assets or liabilities.

Level 2: Observable inputs other than Level 1 prices, such as quoted market prices for similar assets or liabilities or other inputs that are observable or can be corroborated by market data. If the asset or liability has a specified (contractual) term, the level 2 input must be observable for substantially the full term of the asset or liability.

Level 3: Unobservable inputs in which there is little or no market data, which require the reporting entity to develop its own assumptions.

The asset or liability’s level within the fair value hierarchy is based on the lowest level of any significant input used to measure its fair value.  Valuation techniques maximize the use of relevant observable inputs and minimize the use of unobservable inputs.

Contributions.	Contributions. Participant contributions are recorded when withheld from compensation. Employer contributions are recorded in the period in which they become obligations of the Company.
Excess Contributions Payable.

Excess Contributions Payable.  Amounts payable to participants for contributions in excess of amounts allowed by the IRS are recorded as a liability with a corresponding reduction to contributions.  The Plan distributed all of the 2025 and 2024 excess contributions to the applicable participants by March 31, 2026 and 2025, respectively.

Notes Receivable from Participants.

Notes Receivable from Participants.  Notes receivable from participants are measured at their unpaid principal balance plus any accrued but unpaid interest.  Interest income is recorded on an accrual basis. Delinquent notes receivable from participants are recorded as benefit payments based upon the terms of the Plan.  No allowance for credit losses was needed as of December 31, 2025 or 2024.

Payment of Benefits.	Payment of Benefits. Benefits are recorded when paid.
Expenses.	Expenses. Certain expenses of maintaining the Plan are paid by the Plan, unless otherwise paid by the Company. Expenses that are paid by the Company are excluded from these financial statements. Investment related expenses are included in net appreciation of fair value of investments. Accumulated amounts in the participant revenue credit account at December 31, 2025 and 2024 were $61,509 and $3,020, respectively. Amounts in the revenue credit account may be used to pay Plan expenses or allocated to participant accounts. During 2025, $90,372 was credited to the account (and is shown as Other income in the accompanying Statement of Changes in Net Assets Available for Benefits), $1,447 was credited to the account for dividends, and $33,330 was used to pay Plan expenses.